Quarterly Report
January 31, 2025
MFS®  Emerging Markets Debt Local Currency Fund
EML-Q1

Portfolio of Investments
1/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 92.5%
Brazil – 10.4%
Federative Republic of Brazil, 0%, 1/01/2026	BRL	47,482,000	$7,157,200
Federative Republic of Brazil, 10%, 1/01/2027		262,640,000	41,570,324
			$48,727,524
Chile – 3.5%
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)		$541,000	$539,144
Chile Electricity Lux MPC II S.à r.l., 5.58%, 10/20/2035 (n)		1,087,000	1,068,086
Republic of Chile, 5%, 10/01/2028 (n)	CLP	8,320,000,000	8,364,252
Republic of Chile, 5.8%, 10/01/2029 (n)		2,875,000,000	2,908,531
Republic of Chile, 4.7%, 9/01/2030		1,820,000,000	1,742,211
Republic of Chile, Inflation Linked Bond, 3.4%, 10/01/2039		1,707,775,165	1,951,269
			$16,573,493
China – 8.0%
China Development Bank, 3.45%, 9/20/2029	CNY	32,300,000	$4,815,666
China Development Bank, 2.26%, 7/19/2034		78,090,000	11,325,849
Melco Resorts Finance Ltd., 7.625%, 4/17/2032 (n)		$1,312,000	1,309,744
People's Republic of China, 2.05%, 4/15/2029	CNY	11,010,000	1,555,328
People's Republic of China, 2.88%, 2/25/2033		106,750,000	16,099,158
People's Republic of China, 3.19%, 4/15/2053		12,780,000	2,236,471
			$37,342,216
Colombia – 8.7%
Empresas Publicas de Medellin E.S.P. (Republic of Colombia), 8.375%, 11/08/2027 (n)	COP	4,009,000,000	$852,215
Republic of Colombia, 7.5%, 8/26/2026		9,564,000,000	2,226,136
Republic of Colombia, 5.75%, 11/03/2027		93,802,800,000	20,245,936
Republic of Colombia, 7.25%, 10/18/2034		34,187,300,000	6,164,779
Republic of Colombia, “B”, 7.75%, 9/18/2030		54,232,200,000	11,351,232
			$40,840,298
Czech Republic – 4.4%
Czech Republic, 2.5%, 8/25/2028	CZK	138,520,000	$5,513,552
Czech Republic, 2%, 10/13/2033		251,800,000	8,892,995
Czech Republic, 1.5%, 4/24/2040		168,080,000	4,821,895
EPH Financing International A.S., 6.651%, 11/13/2028	EUR	1,161,000	1,286,084
			$20,514,526
Egypt – 0.5%
Arab Republic of Egypt, 0%, 4/15/2025	EGP	117,800,000	$2,230,641
Guatemala – 0.2%
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		$626,000	$597,204
Central American Bottling Corp., 5.25%, 4/27/2029		550,000	524,700
			$1,121,904
Hungary – 1.7%
Republic of Hungary, 4.5%, 3/23/2028	HUF	3,310,610,000	$7,985,874
India – 6.3%
Biocon Biologics Global PLC, 6.67%, 10/09/2029 (n)		$1,347,000	$1,313,840
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)		1,515,000	1,542,956
Republic of India, 7.18%, 8/14/2033	INR	795,460,000	9,396,413
Republic of India, 7.18%, 7/24/2037		1,465,330,000	17,390,344
			$29,643,553

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Indonesia – 7.8%
PT Sorik Marapi Geothermal Power, 7.75%, 8/05/2031 (n)		$1,081,000	$1,058,926
Republic of Indonesia, 6.375%, 8/15/2028	IDR	70,547,000,000	4,264,544
Republic of Indonesia, 7%, 9/15/2030		108,468,000,000	6,680,431
Republic of Indonesia, 6.375%, 4/15/2032		105,726,000,000	6,266,309
Republic of Indonesia, 6.75%, 7/15/2035		150,873,000,000	9,076,353
Republic of Indonesia, 8.375%, 4/15/2039		134,805,000,000	9,095,120
			$36,441,683
Jamaica – 0.7%
Government of Jamaica, 9.625%, 11/03/2030	JMD	320,500,000	$2,111,897
Kingston Airport Revenue Finance, 6.75%, 12/15/2036 (n)		$1,207,000	1,205,793
			$3,317,690
Kazakhstan – 0.1%
Development Bank of Kazakhstan JSC, 5.25%, 10/23/2029 (n)		$731,000	$722,762
Malaysia – 4.0%
Government of Malaysia, 4.232%, 6/30/2031	MYR	25,610,000	$5,895,147
Government of Malaysia, 3.582%, 7/15/2032		25,387,000	5,622,672
Government of Malaysia, 3.757%, 5/22/2040		14,752,000	3,221,971
Government of Malaysia, 4.065%, 6/15/2050		17,375,000	3,846,374
			$18,586,164
Mexico – 7.2%
Petroleos Mexicanos, 7.47%, 11/12/2026	MXN	10,559,900	$465,022
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/2028 (n)		6,923,100	324,745
United Mexican States, 8.5%, 5/31/2029		129,800,000	5,999,351
United Mexican States, 7.75%, 5/29/2031		266,900,000	11,646,897
United Mexican States, 7.5%, 5/26/2033		86,400,000	3,602,515
United Mexican States, 7.75%, 11/23/2034		284,400,000	11,800,363
			$33,838,893
Nigeria – 0.2%
Federal Republic of Nigeria, 0%, 12/09/2025	NGN	1,806,000,000	$980,226
Peru – 3.3%
Compania de Minas Buenaventura S.A.A., 6.8%, 2/04/2032 (n)(w)		$911,000	$902,983
Kallpa Generacion S.A., 5.875%, 1/30/2032 (n)		896,000	890,266
Peru LNG, 5.375%, 3/22/2030		1,246,712	1,158,524
Republic of Peru, 6.95%, 8/12/2031	PEN	40,875,000	11,680,576
San Miguel Industrias PET S.A., 3.75%, 8/02/2028 (n)		$945,000	862,312
			$15,494,661
Philippines – 2.1%
Republic of Philippines, 6.875%, 1/10/2029	PHP	160,830,000	$2,840,191
Republic of Philippines, 6.125%, 1/18/2031		147,000,000	2,527,258
Republic of Philippines, 8%, 7/19/2031		244,410,000	4,625,253
			$9,992,702
Poland – 4.8%
Republic of Poland, 2.75%, 4/25/2028	PLN	12,087,000	$2,751,866
Republic of Poland, 2.75%, 10/25/2029		29,870,000	6,527,320
Republic of Poland, 1.25%, 10/25/2030		30,559,000	5,956,392
Republic of Poland, 1.75%, 4/25/2032		24,951,000	4,725,807
Republic of Poland, 2%, 8/25/2036		11,046,840	2,382,682
			$22,344,067

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Romania – 2.1%
Republic of Romania, 8.75%, 10/30/2028	RON	21,000,000	$4,557,175
Republic of Romania, 8%, 4/29/2030		14,215,000	3,018,285
Republic of Romania, 7.1%, 7/31/2034		11,665,000	2,328,658
			$9,904,118
South Africa – 8.9%
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.85%, 4/02/2026	ZAR	36,000,000	$1,885,451
Republic of South Africa, 8%, 1/31/2030		113,135,000	5,805,168
Republic of South Africa, 7%, 2/28/2031		138,537,000	6,597,543
Republic of South Africa, 8.25%, 3/31/2032		189,072,000	9,356,192
Republic of South Africa, 8.875%, 2/28/2035		360,508,000	17,500,244
Transnet SOC Ltd. (Republic of South Africa), 13.5%, 4/18/2028		14,800,000	831,992
			$41,976,590
Supranational – 0.3%
International Bank for Reconstruction and Development, 0%, 5/29/2035	ZAR	59,140,000	$1,220,406
Thailand – 4.8%
Kingdom of Thailand, 3.775%, 6/25/2032	THB	346,881,000	$11,361,020
Kingdom of Thailand, 3.3%, 6/17/2038		267,195,000	8,652,102
Kingdom of Thailand, 2.98%, 6/17/2045		88,500,000	2,732,325
			$22,745,447
United States – 1.1%
U.S. Treasury Notes, TIPS, 1.875%, 7/15/2034		$5,063,547	$4,978,068
Uruguay – 1.1%
Oriental Republic of Uruguay, 8.5%, 3/15/2028	UYU	189,676,000	$4,251,950
Oriental Republic of Uruguay, 8.25%, 5/21/2031		51,688,000	1,107,685
			$5,359,635
Uzbekistan – 0.3%
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.7%, 10/17/2028 (n)		$785,000	$787,142
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.95%, 10/17/2031 (n)		651,000	646,019
			$1,433,161
Total Bonds			$434,316,302
Mutual Funds (h) – 5.3%
Money Market Funds – 5.3%
MFS Institutional Money Market Portfolio, 4.41% (v)		24,924,360	$24,929,344

Other Assets, Less Liabilities – 2.2%			10,218,053
Net Assets – 100.0%			$469,463,699
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $24,929,344 and $434,316,302, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $25,896,920, representing 5.5% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
BUBOR	Budapest Interbank Offered Rate
BZDIOVRA	Brazil Interbank Deposit Rate
CMT	Constant Maturity Treasury

Portfolio of Investments (unaudited) – continued
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
MIBOR	Mumbai Inter-Bank Offer Rate
PRIBOR	Prague Interbank Offered Rate
SHIBOR	China Shanghai Interbank Offered Rate
THOR	Thai Overnight Repurchase Rate
TIIE	Interbank Equilibrium Interest Rate
TIPS	Treasury Inflation Protected Security
WIBOR	Warsaw Interbank Offered Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egypt Pound
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JMD	Jamaican Dollar
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 1/31/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	7,183,458	USD	1,178,557	Barclays Bank PLC	3/05/2025	$40,756
BRL	6,861,000	USD	1,148,252	Citibank N.A.	2/28/2025	18,063
BRL	36,537,995	USD	5,964,052	Citibank N.A.	3/05/2025	237,869
BRL	20,978,354	USD	3,542,442	Goldman Sachs International	3/05/2025	18,401
BRL	7,464,063	USD	1,200,049	Morgan Stanley Capital Services LLC	3/05/2025	66,893
CLP	524,582,509	USD	533,964	Deutsche Bank AG	4/11/2025	434
CZK	164,298,087	USD	6,646,766	UBS AG	4/16/2025	129,187
EUR	3,347,047	USD	3,462,908	Morgan Stanley Capital Services LLC	4/16/2025	21,384
HUF	489,503,858	USD	1,236,988	BNP Paribas S.A.	4/16/2025	2,794
HUF	874,583,197	USD	2,150,956	State Street Corp.	4/16/2025	64,129
PEN	1,689,463	USD	451,523	Goldman Sachs International	4/24/2025	1,397
PHP	43,463,000	USD	740,173	Citibank N.A.	2/05/2025	4,367
PLN	26,437,451	USD	6,302,885	UBS AG	4/16/2025	181,104
RON	8,530,110	USD	1,743,304	Goldman Sachs International	4/16/2025	30,302
RSD	987,864,551	USD	8,699,054	Citibank N.A.	4/11/2025	51,806
THB	61,311,075	USD	1,806,059	Barclays Bank PLC	3/17/2025	12,482
THB	49,693,897	USD	1,471,643	JPMorgan Chase Bank N.A.	3/17/2025	2,322

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
THB	942,805,581	USD	27,806,999	JPMorgan Chase Bank N.A.	4/23/2025	$199,578
TRY	286,162,667	USD	7,406,537	BNP Paribas S.A.	4/16/2025	92,948
TRY	82,529,159	USD	2,138,071	HSBC Bank	4/16/2025	24,777
TRY	38,780,984	USD	1,016,280	Morgan Stanley Capital Services LLC	4/16/2025	56
TRY	44,937,489	USD	1,161,632	UBS AG	4/16/2025	16,048
TWD	40,124,639	USD	1,241,327	Barclays Bank PLC	7/24/2025	2,566
ZAR	32,747,242	USD	1,738,922	Morgan Stanley Capital Services LLC	4/16/2025	3,332
ZAR	21,066,690	USD	1,119,016	State Street Corp.	4/16/2025	1,797
USD	922,636	COP	3,907,127,310	Citibank N.A.	4/11/2025	1,963
USD	1,351,958	CZK	32,638,656	Merrill Lynch International	4/16/2025	5,881
USD	2,335,548	EUR	2,233,887	Morgan Stanley Capital Services LLC	4/16/2025	10,061
USD	3,387,022	IDR	55,069,561,692	Barclays Bank PLC	2/03/2025	8,522
USD	19,990,122	IDR	323,928,240,127	Citibank N.A.	2/03/2025	117,223
USD	1,365,581	IDR	21,769,923,838	Deutsche Bank AG	2/03/2025	30,003
USD	3,603,291	IDR	58,585,912,000	Goldman Sachs International	2/03/2025	9,063
USD	3,412,240	IDR	55,653,630,000	JPMorgan Chase Bank N.A.	5/05/2025	8,972
USD	947,629	IDR	15,407,495,000	Merrill Lynch International	2/03/2025	2,384
USD	1,154,742	IDR	18,598,990,817	Morgan Stanley Capital Services LLC	2/03/2025	13,700
USD	2,396,993	INR	208,006,268	Barclays Bank PLC	3/10/2025	1,710
USD	9,678,559	INR	836,227,457	Deutsche Bank AG	3/10/2025	49,035
USD	1,306,626	INR	111,291,552	Goldman Sachs International	3/10/2025	25,055
USD	4,696,259	INR	408,908,000	Goldman Sachs International	4/15/2025	114
USD	2,292,964	INR	199,095,788	Morgan Stanley Capital Services LLC	3/10/2025	289
USD	976,171	MXN	20,371,365	Morgan Stanley Capital Services LLC	4/16/2025	3,733
USD	357,376	MYR	1,589,250	Barclays Bank PLC	3/10/2025	433
USD	10,769,417	PHP	628,287,774	Citibank N.A.	2/05/2025	6,576
USD	966,145	PLN	3,925,807	UBS AG	4/16/2025	3,311
USD	380,663	RON	1,826,925	Deutsche Bank AG	4/16/2025	803
USD	1,194,711	THB	40,088,521	Barclays Bank PLC	3/17/2025	5,650
USD	254,872	ZAR	4,769,802	Deutsche Bank AG	4/16/2025	1,103
						$1,530,376
Liability Derivatives
CNH	6,757,249	USD	933,970	Merrill Lynch International	4/16/2025	$(8,388)
CNH	16,707,797	USD	2,311,841	State Street Corp.	4/16/2025	(23,272)
EUR	2,249,467	USD	2,373,952	JPMorgan Chase Bank N.A.	4/16/2025	(32,246)
HUF	184,166,426	USD	470,928	Goldman Sachs International	4/16/2025	(4,484)
HUF	922,281,406	USD	2,358,407	State Street Corp.	4/16/2025	(22,516)
IDR	87,647,820,950	USD	5,452,704	Barclays Bank PLC	2/03/2025	(75,537)
IDR	323,928,240,127	USD	20,174,283	Citibank N.A.	2/03/2025	(301,385)
IDR	192,023,182,357	USD	11,818,330	Citibank N.A.	5/05/2025	(75,947)
IDR	21,769,923,838	USD	1,338,946	Deutsche Bank AG	2/03/2025	(3,368)
IDR	58,585,912,000	USD	3,605,287	Goldman Sachs International	2/03/2025	(11,059)
IDR	15,407,495,000	USD	968,781	Merrill Lynch International	2/03/2025	(23,536)
IDR	18,598,990,817	USD	1,149,873	Morgan Stanley Capital Services LLC	2/03/2025	(8,831)
INR	336,760,291	USD	3,910,679	Barclays Bank PLC	3/10/2025	(32,737)
INR	510,272,829	USD	5,862,678	Barclays Bank PLC	4/15/2025	(2,397)
INR	1,238,372,716	USD	14,278,493	Deutsche Bank AG	4/15/2025	(56,275)
INR	610,758,718	USD	7,174,677	Goldman Sachs International	3/10/2025	(141,524)
MXN	136,628,140	USD	6,661,397	Morgan Stanley Capital Services LLC	4/16/2025	(139,378)
MXN	150,047,720	USD	7,199,832	UBS AG	4/16/2025	(37,222)
MYR	127,599,481	USD	29,032,874	Barclays Bank PLC	3/10/2025	(374,238)
PHP	595,642,747	USD	10,213,528	Barclays Bank PLC	2/05/2025	(9,910)
PHP	70,374,000	USD	1,210,840	Merrill Lynch International	2/05/2025	(5,303)
PLN	1,900,540	USD	470,465	Barclays Bank PLC	4/16/2025	(4,343)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
PLN	18,674,354	USD	4,589,623	Deutsche Bank AG	4/16/2025	$(9,593)
ZAR	55,745,288	USD	2,990,997	State Street Corp.	4/16/2025	(25,175)
USD	701,203	BRL	4,466,660	Barclays Bank PLC	3/05/2025	(56,964)
USD	28,562,726	BRL	174,531,027	Goldman Sachs International	3/05/2025	(1,061,987)
USD	6,619,202	CLP	6,728,971,390	Goldman Sachs International	4/11/2025	(235,676)
USD	2,717,321	CNH	19,932,868	Barclays Bank PLC	4/16/2025	(13,006)
USD	4,154,349	CNH	30,422,295	HSBC Bank	4/16/2025	(12,780)
USD	2,810,187	CNH	20,579,280	UBS AG	4/16/2025	(8,683)
USD	22,272,643	COP	97,779,559,789	Goldman Sachs International	4/11/2025	(768,053)
USD	1,954,231	EUR	1,889,135	Barclays Bank PLC	4/16/2025	(12,368)
USD	3,706,958	EUR	3,588,369	BNP Paribas S.A.	4/16/2025	(28,552)
USD	3,706,950	EUR	3,588,369	Goldman Sachs International	4/16/2025	(28,559)
USD	3,707,492	EUR	3,588,370	HSBC Bank	4/16/2025	(28,017)
USD	925,950	EUR	895,446	JPMorgan Chase Bank N.A.	4/16/2025	(6,213)
USD	1,988,298	IDR	32,578,259,258	Barclays Bank PLC	2/03/2025	(10,368)
USD	323,913	INR	28,298,689	Citibank N.A.	4/15/2025	(1,086)
USD	668,953	MYR	2,996,909	Barclays Bank PLC	3/10/2025	(4,148)
USD	2,339,477	PEN	8,753,621	Goldman Sachs International	4/24/2025	(7,241)
USD	468,164	PEN	1,747,586	Morgan Stanley Capital Services LLC	4/24/2025	(338)
USD	10,179,143	PHP	595,642,747	Barclays Bank PLC	4/28/2025	(1,125)
USD	1,381,521	PHP	81,191,973	Citibank N.A.	2/05/2025	(9,333)
USD	300,072	PLN	1,254,286	Morgan Stanley Capital Services LLC	4/16/2025	(7,551)
USD	373,468	RON	1,822,037	Goldman Sachs International	4/16/2025	(5,376)
USD	246,646	RSD	28,201,013	Deutsche Bank AG	4/11/2025	(3,168)
USD	3,407,057	THB	115,805,194	Barclays Bank PLC	3/17/2025	(27,828)
USD	409,166	THB	13,950,737	JPMorgan Chase Bank N.A.	3/17/2025	(4,625)
USD	3,089,831	THB	107,064,661	JPMorgan Chase Bank N.A.	4/23/2025	(90,586)
USD	1,232,670	TWD	40,124,639	Barclays Bank PLC	7/24/2025	(11,223)
USD	365,130	ZAR	6,973,938	Deutsche Bank AG	4/16/2025	(5,905)
USD	12,241,322	ZAR	235,558,481	State Street Corp.	4/16/2025	(291,118)
						$(4,170,541)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Long	EUR	74	$9,014,819	March – 2025	$(66,967)
Euro-Bund 10 yr	Long	EUR	21	2,887,001	March – 2025	(82,471)
						$(149,438)

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
12/18/29	CNY	38,296,000	centrally cleared	1.8867% / Quarterly	SHIBOR / Quarterly	$97,245	$—	$97,245
12/18/29	CNY	75,627,000	centrally cleared	1.8627% / Quarterly	SHIBOR / Quarterly	179,998	—	179,998
12/18/29	CNY	28,000,000	centrally cleared	1.78005% / Quarterly	SHIBOR / Quarterly	51,289	—	51,289
6/20/27	CZK	171,000,000	centrally cleared	3.94% / Annually	PRIBOR / Semi-annually	27,974	41,409	69,383
6/18/30	INR	558,000,000	centrally cleared	6.1652 / Semi-annually	MIBOR / Semi-annually	29,075	—	29,075
12/17/31	PLN	7,250,000	centrally cleared	5.1952% / Annually	WIBOR / Semi-annually	25,155	—	25,155
9/18/29	THB	190,000,000	centrally cleared	2.2007% / Quarterly	THOR / Quarterly	64,115	—	64,115
9/18/29	THB	240,000,000	centrally cleared	2.2497% / Quarterly	THOR / Quarterly	96,921	—	96,921
12/19/29	THB	92,000,000	centrally cleared	2.0215% / Quarterly	THOR / Quarterly	7,632	—	7,632
						$579,404	$41,409	$620,813
Liability Derivatives
Interest Rate Swaps
1/02/29	BRL	10,545,000	centrally cleared	11.12% / At Maturity	Daily BZDIOVRA / At Maturity	$(143,242)	$—	$(143,242)
12/22/27	CZK	806,069,000	centrally cleared	3.05% / Annually	PRIBOR / Semi-annually	(274,675)	32,333	(242,342)
12/20/33	HUF	2,205,927,000	centrally cleared	6.05% / Annually	BUBOR / Semi-annually	(173,948)	—	(173,948)
12/20/33	HUF	1,000,000,000	centrally cleared	6.1747% / Annually	BUBOR / Semi-annually	(68,404)	—	(68,404)
6/18/30	INR	491,000,000	centrally cleared	5.94275 / Semi-annually	MIBOR / Semi-annually	(26,879)	—	(26,879)
12/18/30	MXN	75,855,000	centrally cleared	7.85% / 28 Days	28 day TIIE / 28 Days	(5,610)	(162,940)	(168,550)
12/18/30	MXN	155,727,000	centrally cleared	7.905% / 28 Days	28 day TIIE / 28 Days	(10,740)	(319,700)	(330,440)
12/17/31	PLN	21,083,000	centrally cleared	3.86% / Annually	WIBOR / Semi-annually	(190,723)	(8,066)	(198,789)
						$(894,221)	$(458,373)	$(1,352,594)
At January 31, 2025, the fund had cash collateral of $4,710,314 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of January 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$4,978,068	$—	$4,978,068
Non - U.S. Sovereign Debt	—	414,752,925	—	414,752,925
Foreign Bonds	—	14,585,309	—	14,585,309
Investment Companies	24,929,344	—	—	24,929,344
Total	$24,929,344	$434,316,302	$—	$459,245,646
Other Financial Instruments
Futures Contracts – Liabilities	$(149,438)	$—	$—	$(149,438)
Forward Foreign Currency Exchange Contracts – Assets	—	1,530,376	—	1,530,376
Forward Foreign Currency Exchange Contracts – Liabilities	—	(4,170,541)	—	(4,170,541)
Swap Agreements – Assets	—	620,813	—	620,813
Swap Agreements – Liabilities	—	(1,352,594)	—	(1,352,594)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended January 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$28,662,984	$62,998,585	$66,733,406	$(317)	$1,498	$24,929,344
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$156,651	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2025, are as follows:
Czech Republic	13.0%
China	12.3%
Brazil	10.7%
Mexico	9.6%
South Africa	9.3%
India	9.0%
Colombia	8.9%
Thailand	8.2%
United States	(20.3)%
Other Country	39.3%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.